Loan Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Loan Receivables [Abstract]
Schedule of Loan Receivables
	December 31, 2024	December 31, 2025
	US$	US$

Personal loans	34,429	-
Term loans	20,926,943	-
	20,961,372	-
Less: Unearned interest	(4,001,404)	-
	16,959,968	-
Less: Provision for allowance for expected credit losses on loan receivables	(114,147)	-
	16,845,821	-
Movement in provision for allowance for expected credit losses on loan receivables as follows:

At beginning of the year	60,895	114,147
Additions	53,252	-
Reversal	-	(114,147)
At end of the year	114,147	-

	December 31, 2024	December 31, 2025
	US$	US$

Current asset	10,283,529	-
Non-current asset	6,562,292	-
	16,845,821	-

Schedule of Outstanding Balances

The average credit period for services rendered is NIL (2024: 30) days. No interest is charged on the outstanding balances.

	December 31, 2024	December 31, 2025
	US$	US$
Not past due	16,445,408	-
Past due (i)	514,560	-
	16,959,968	-
Less: Provision for allowance for expected credit losses on loan receivables	(114,147)	-
	16,845,821	-
(i)	Aging of loan receivables that are past due the average credit period:

Schedule of Aging of Loan Receivables	Aging of loan receivables that are past due the average credit period:
	December 31, 2024	December 31, 2025
	US$	US$
< 30 days	46,653	-
31 days to 60 days	217,911	-
61 days to 210 days	221,556	-
211 days to 240 days	28,440	-
241 days to < 1 year	-	-
Total (ii)	514,560	-

(ii)	These amounts are stated before any deduction for provision for allowance for ECL and are not secured by any collateral or credit enhancements.

Schedule of Provision for Loss Allowance Based on Past Due Status

The following table details the provision for ECL based on the Company’s provision matrix, based on past due status is not further distinguished between the Company’s different customer base:

Loan receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 – 240 days	Over 241 days	Total
	US$	US$	US$	US$	US$	US$	US$
Lifetime ECL – December 31, 2024	102,981	1,012	4,729	4,808	617	-	114,147
Lifetime ECL – December 31, 2025	-	-	-	-	-	-	-